April 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:       Connors Funds (the “Trust”)

(1933 Act Registration No. 333-259791)

(1940 Act Registration No. 811-23742)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Connors Hedged Equity Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on March 30, 2023.

Please direct any inquiries regarding this filing to me at (610) 376-7418. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Debora Covell
Debora Covell
Treasurer